Document and Entity Information	May 20, 2021
Cover [Abstract]
Entity Registrant Name	GENWORTH FINANCIAL INC
Security Exchange Name	NYSEArca
Amendment Flag	false
Entity Central Index Key	0001276520
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 20, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-32195
Entity Tax Identification Number	80-0873306
Entity Address, Address Line One	6620 West Broad Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	(804)
Local Phone Number	281-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	GNW
Entity Emerging Growth Company	false